N-6	May 10, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 10, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
PIMCO Income Portfolio – Administrative Class; Pacific Investment Management Company, LLC	0.82%

PIMCO Income Portfolio – Administrative Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.82%